[logo] PIONEER Investments(R)







                                                 March 6, 2008

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:       Pioneer Series Trust VII (the "Trust")
          (File Nos. 333-62166 and 811-10395)
          CIK No. 0001140157

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the prospectuses relating to the offering of the Trust's Class A, Class B and Class C prospectus, Class Y prospectus and Class Z prospectus for the following series of the Trust: Pioneer Global High Yield Fund, that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 12 to the Trust's registration statement on Form N-1A filed electronically (Accession No.0001140157-08-000011) on February 27, 2008.

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4575.

                                                 Very truly yours,


                                                 /s/ Peter Pizzi
                                                     Peter Pizzi
                                                     Legal Product Manager



cc: Ms. Toby R. Serkin








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."